Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2017	2016	2015
	(Millions of yen)
Net income attributable to Canon Inc.	241,923	150,650	220,209

	(Number of shares)
Average common shares outstanding	1,085,439,370	1,092,070,680	1,092,017,955
Effect of dilutive securities:
Stock options	—	—	34,931

Diluted common shares outstanding	1,085,439,370	1,092,070,680	1,092,052,886

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	222.88	137.95	201.65
Diluted	222.88	137.95	201.65